GRANT THORNTON LLP
Two Commerce Square 2001 Market St., Suite 700
Philadelphia, PA 19103 7065
D 1 215 561 4200 F 1 215 561 1066

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Board of Trustees of HC Capital Trust and Shareholders of
The Intermediate Term Municipal Bond II Portfolio
In planning and performing our audit of the financial statements of the Intermediate Term Municipal Bond II
Portfolio the Portfolio as of and for the ten months ended April 30 2023 in accordance with the standards of the Public Company Accounting Oversight Board
United States we considered the Portfolios internal control over financial reporting, including controls over safeguarding securities, as a basis for designing audit procedures for the purpose of expressing an opinion on the financial statements and to comply with the requirements of Form N-CEN but not for the purpose of expressing an opinion on the effectiveness of the Portfolios internal control over financial reporting. Accordingly we express no such opinion.
Management of the Portfolio is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility estimates and judgements by management are required to assess the expected benefits and related costs of controls. A portfolios internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A portfolios internal control over financial reporting includes those policies and procedures that 1 pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the portfolio
2 provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles and that receipts and expenditures of the portfolio are being made only in accordance with authorizations of management and directors of the portfolio and 3 provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition use or disposition of the portfolios assets that could have a material effect on the financial statements.
Because of its inherent limitations internal control over financial reporting may not prevent or detect misstatements.
Also projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or the degree of compliance with policies and procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees in the normal course of performing their assigned functions to prevent or detect misstatements on a timely basis. A material weakness is a deficiency or a combination of deficiencies in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Portfolios annual or interim financial statements will not be prevented or detected on a timely basis.
GT.COM Grant Thornton LLP is the U.S. member firm of Grant
Thornton International Ltd GTIL. GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

Our consideration of the Portfolios internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the Public Company Accounting Oversight
Board United States. However we noted no deficiencies in the Portfolios internal control over financial reporting and its operation including controls over safeguarding securities which we consider to be material weaknesses as defined above as of April 30 2023.
This report is intended solely for the information and use of management and the Board of Trustees of HC Capital Trust and the
 U.S. Securities and Exchange Commission, and is not intended to be and should not be used by anyone other than these specified parties.

Philadelphia Pennsylvania June 23 2023